Property and Equipment	12 Months Ended
Dec. 31, 2022
VASO CORPORATION [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

NOTE F — PROPERTY AND EQUIPMENT

Property and equipment is summarized as follows:

	(in thousands)
	December 31, 2022	December 31, 2021
Office, laboratory and other equipment	$1,928	$1,940
Equipment furnished for customer or clinical uses	7,981	9,359
Right of use assets – finance leases	1,119	1,286
Furniture and fixtures	99	99
	11,127	12,684
Less: accumulated depreciation and amortization	(9,787)	(10,512)
Property and equipment, net	$1,340	$2,172

Accumulated amortization of right of use (“ROU”) assets under finance leases aggregated approximately $858,000 and $833,000 at December 31, 2022 and 2021, respectively. Depreciation expense amounted to approximately $1,372,000 and $1,868,000 for the years ended December 31, 2022 and 2021, respectively. Amortization of ROU assets under finance leases is included in depreciation expense.